Fees and Expenses	Feb. 27, 2026
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AFMF is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.22
Other expenses	0.21	0.21	0.21	0.15	0.15	0.04	0.25
Total annual fund operating expenses	0.68	1.43	0.68	0.62	0.37	0.26	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.49	0.25	0.25	none	none	1.00
Other expenses	0.26	0.21	0.25	0.21	0.19	0.09	0.16
Total annual fund operating expenses	1.48	0.92	0.72	0.68	0.41	0.31	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.20	0.15	0.24	0.10	0.04
Total annual fund operating expenses	1.35	1.09	0.92	0.62	0.46	0.32	0.26
Fee waiver	none	0.01[3]	none	none	0.04[3]	none	none
Total annual fund operating expenses after fee waiver	1.35	1.08	0.92	0.62	0.42	0.32	0.26

[2]	Restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$442	$246	$318	$63	$38	$27	$418	$251	$94	$322	$69	$42	$32	$140
3 years	584	452	462	199	119	84	563	468	293	474	218	132	100	437
5 years	739	782	619	346	208	146	721	808	509	641	379	230	174	755
10 years	1,190	1,509	1,075	774	468	331	1,178	1,265	1,131	1,122	847	518	393	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$110	$94	$63	$43	$33	$27		1 year	$146	$151
3 years	428	346	293	199	144	103	84		3 years	452	468
5 years	739	600	509	346	254	180	146		5 years	782	808
10 years	1,624	1,328	1,131	774	575	406	331		10 years	1,509	1,265

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$110	$94	$63	$43	$33	$27		1 year	$146	$151
3 years	428	346	293	199	144	103	84		3 years	452	468
5 years	739	600	509	346	254	180	146		5 years	782	808
10 years	1,624	1,328	1,131	774	575	406	331		10 years	1,509	1,265

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Narrative [Text Block]

4. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for IBFA is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.14	0.14	0.14	0.22	0.15	0.04	0.19
Total annual fund operating expenses	0.65	1.35	0.60	0.68	0.36	0.25	0.63

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.19	0.12	0.19	0.27	0.13	0.09	0.10
Total annual fund operating expenses	1.40	0.83	0.65	0.73	0.34	0.30	1.31

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.22	0.18	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.31	1.03	0.89	0.59	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$315	$237	$310	$69	$37	$26	$313	$243	$85	$315	$75	$35	$31	$133
3 years	453	428	437	218	116	80	447	443	265	453	233	109	97	415
5 years	603	739	576	379	202	141	592	766	460	603	406	191	169	718
10 years	1,040	1,432	981	847	456	318	1,017	1,185	1,025	1,040	906	431	381	1,579

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$105	$91	$60	$41	$31	$26		1 year	$137	$143
3 years	415	328	284	189	128	97	80		3 years	428	443
5 years	718	569	493	329	224	169	141		5 years	739	766
10 years	1,579	1,259	1,096	738	505	381	318		10 years	1,432	1,185

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$105	$91	$60	$41	$31	$26		1 year	$137	$143
3 years	415	328	284	189	128	97	80		3 years	428	443
5 years	718	569	493	329	224	169	141		5 years	739	766
10 years	1,579	1,259	1,096	738	505	381	318		10 years	1,432	1,185

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
American High-Income Trust® | AMERICAN HIGH INCOME TRUST
Prospectus [Line Items]
Expense Narrative [Text Block]

3. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AHIT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.23
Other expenses	0.16	0.16	0.16	0.19	0.15	0.04	0.21
Total annual fund operating expenses	0.74	1.48	0.73	0.76	0.47	0.36	0.76

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	1.00
Other expenses	0.21	0.14	0.21	0.25	0.14	0.09	0.13
Total annual fund operating expenses	1.52	0.95	0.78	0.82	0.46	0.41	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.13	0.19	0.10	0.04
Total annual fund operating expenses	1.45	1.16	1.01	0.70	0.51	0.42	0.36

[2]Restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$448	$251	$323	$78	$48	$37	$425	$255	$97	$328	$84	$47	$42	$148
3 years	603	468	478	243	151	116	584	480	303	493	262	148	132	459
5 years	771	808	646	422	263	202	758	829	525	672	455	258	230	792
10 years	1,259	1,568	1,134	942	591	456	1,259	1,330	1,166	1,192	1,014	579	518	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$148	$118	$103	$72	$52	$43	$37		1 year	$151	$155
3 years	459	368	322	224	164	135	116		3 years	468	480
5 years	792	638	558	390	285	235	202		5 years	808	829
10 years	1,735	1,409	1,236	871	640	530	456		10 years	1,568	1,330

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$148	$118	$103	$72	$52	$43	$37		1 year	$151	$155
3 years	459	368	322	224	164	135	116		3 years	468	480
5 years	792	638	558	390	285	235	202		5 years	808	829
10 years	1,735	1,409	1,236	871	640	530	456		10 years	1,568	1,330

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
U.S. Government Securities Fund® | U.S. Government Securities Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

5. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for GVT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.26	0.99	0.25	0.24	none	none	0.22
Other expenses	0.18	0.18	0.17	0.23	0.15	0.04	0.22
Total annual fund operating expenses	0.65	1.38	0.63	0.68	0.36	0.25	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	0.99
Other expenses	0.23	0.17	0.22	0.28	0.16	0.09	0.13
Total annual fund operating expenses	1.43	0.87	0.68	0.74	0.37	0.30	1.33

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.74	0.60	0.50	0.25	none	none	none
Other expenses	0.37	0.24	0.18	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.32	1.05	0.89	0.60	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$439	$240	$313	$69	$37	$26	$414	$246	$89	$318	$76	$38	$31	$135
3 years	575	437	447	218	116	80	551	452	278	462	237	119	97	421
5 years	724	755	592	379	202	141	700	782	482	619	411	208	169	729
10 years	1,155	1,458	1,017	847	456	318	1,132	1,213	1,073	1,075	918	468	381	1,601

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$107	$91	$61	$41	$31	$26		1 year	$140	$146
3 years	418	334	284	192	128	97	80		3 years	437	452
5 years	723	579	493	335	224	169	141		5 years	755	782
10 years	1,590	1,283	1,096	750	505	381	318		10 years	1,458	1,213

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$107	$91	$61	$41	$31	$26		1 year	$140	$146
3 years	418	334	284	192	128	97	80		3 years	437	452
5 years	723	579	493	335	224	169	141		5 years	755	782
10 years	1,590	1,283	1,096	750	505	381	318		10 years	1,458	1,213

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.